Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks (Detail) - Interest rate risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S.$ Rate	+100 bps	+100 bps	+100 bps
Effect on (Profit) or Loss	$ (251)	$ (211)	$ (175)